SIGNIFICANT CUSTOMER	12 Months Ended
Dec. 31, 2020
SIGNIFICANT CUSTOMER
15. SIGNIFICANT CUSTOMERS

The Company had significant customers in each of the years presented. A significant customer is defined as one that makes up ten percent or more of total revenues in a particular quarter or ten-percent of outstanding accounts receivable balance as of the year end.

Net revenues for the years ended December 31, 2020 and 2019 include revenues from significant customers as follows:

	Year Ended December 31,
	2020	2019
Customer A	43%	44%
Customer C	27%	6%

Accounts receivable balances as of December 31, 2020 and 2019 from significant customers are as follows:

	December 31,	December 31,
	2020	2019
Customer A	79%	75%
Customer D	0%	17%
Customer E	14%	0%